Current and long-term debt - BNPP Sinosure credit facility (Details)		1 Months Ended						12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Mar. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Aug. 31, 2018	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,415,326,000						$ 2,541,678,000
Number of borrowing tranches | vessel						70
Minimum ratio for fair value of vessels							115.00%
Ten semi-annual payments
Disclosure of detailed information about borrowings [line items]
Borrowings, number of consecutive semi-annual repayments installments | vessel	10
BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 134,100,000					$ 134,100,000
Borrowings									$ 1,900,000
Lesser of percentage of the purchase price and installation of scrubbers								85.00%
Number of scrubbers								70
Scrubber cost								$ 1,900,000
Percentage not to exceed fair market value of collateral vessel								65.00%
Net debt to capitalization ratio								0.60
Consolidated tangible net worth								$ 1,000,000,000
Cumulative positive net income								25.00%
Net proceeds of equity issuance								50.00%
BNPP Sinosure Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount								$ 25,000,000
BNPP Sinosure Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel								500,000
Consolidated liquidity requirement per each chartered-in vessel								$ 250,000
BNPP Sinosure Credit Facility | Borrowings, Financial Covenants, Period One | Minimum
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels								130.00%
BNPP Sinosure Credit Facility | Borrowings, Financial Covenants, Period Two | Maximum
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels								135.00%
BNPP Sinosure Credit Facility | Ten semi-annual payments
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount								$ 5,200,000
BNPP Sinosure Credit Facility | Payment may increase once loan is drawn
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount								6,700,000
BNPP Sinosure Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 103,400,000
BNPP Sinosure Credit Facility | KEXIM Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 9,600,000	$ 24,900,000	$ 24,900,000	$ 42,100,000
Number of vessels | vessel		5	13	13	22
BNPP Sinosure Credit Facility | KEXIM Credit Facility | STI Park and STI Fulham
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel					2
Repayments of borrowings					$ 28,800,000
BNPP Sinosure Credit Facility | KEXIM Credit Facility | STI Elysees
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				1
Repayments of borrowings				$ 17,800,000
BNPP Sinosure Credit Facility | KEXIM Credit Facility | STI Orchard
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			1
Repayments of borrowings			$ 16,200,000
BNPP Sinosure Credit Facility | KEXIM Credit Facility | STI Hackney
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 9,900,000
Sinosure facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	67,000,000					67,000,000
Sinosure facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis								1.80%
Commercial facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis								2.80%
Commercial facility | BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 67,000,000					$ 67,000,000
Tranche One - BNPP Sinosure Credit Facility | BNPP Sinosure Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity								$ 27,600,000
Tranche Two- BNPP Sinosure Credit Facility | BNPP Sinosure Credit Facility | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity								$ 26,000,000